Expenses by Nature and Function - Schedule of Expenses by Nature (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenue Details [Abstract]
Personnel expense	$ 22,697	$ 20,349	$ 20,226
Depreciation and amortization	7,998	8,419	9,067
Hosting and software licenses	5,765	5,530	5,355
Marketing	3,937	3,915	3,120
Professional services	2,755	2,757	2,414
Stock-based compensation	1,778	1,938	2,479
Insurance and licenses	1,511	1,595	2,000
Credit verification costs	980	1,092	1,256
Premises	702	752	1,029
Others	2,274	4,041	3,589
Total	$ 50,397	$ 50,388	$ 50,535